Gain on Sale of Product Lines (Details) (Cryo Seal [Member], USD $)	2 Months Ended
	Aug. 31, 2012	Jun. 30, 2012
Cryo Seal [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Option agreement amount		$ 2,000,000
Payments received	$ 2,000,000